(LOGO JOHN HANCOCK FUNDS)
________________________________________________________________________________
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603


                              December 21, 1995
                                                     John Hancock Advisers, Inc.




United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:     Rule 24f-2 Notice for
        John Hancock Freedom Investment Trust
        Registration Nos. 2-90305
        Account No. 0000743861
        CIK: 743861


Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.
The information required by the above referenced rule is as follows:

Fiscal Year:                         November 1, 1994 to October 31, 1995

            Number of Shares previously
            Registered Other than
            Pursuant to Rule 24f-2
            Remaining Unsold at
            Beginning of Fiscal Year:                           0

            Number of Shares registered
            During Fiscal Year other than
            Pursuant to Rule 24f-2:                             0

            Number of Shares Sold During
            Fiscal Year:                               56,023,265

            Number of Shares previously
            Registered Other than
            Pursuant to Rule 24f-2
            Remaining Unsold at
            End of Fiscal Year:                                 0

            Number of Shares Reinvested During
            Fiscal Year:                                4,668,381



______________________________________________________________  JOHN HANCOCK(R)
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -     FINANCIAL SERVICES
John Hancock Investor Services Corporation - John Hancock
Advisers International, Ltd. - NM Capital Management, Inc. -
Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.

United States Securities and Exchange Commission
John Hancock Freedom Investment Trust
December 21, 1995
Page Two

            Number of Shares Sold During
            Fiscal Year Pursuant to
            Rule 24f-2:                                60,691,646


Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, a registration fee for John Hancock Freedom Investment Trust of $219,940 is due to the Securities and Exchange Commission. The fee computation is based upon the following:


        (1) Aggregate Sales Price of Shares
            Sold During the Fiscal Year in Reliance
            Upon the 24f-2 Declaration (Based
            on aggregate sale price for
            all shares sold of $1,197,796,543 less
            aggregate sale price of shares
            registered pursuant to Rule 24e-2
            of None)                                               $1,197,796,543

    (2)     Aggregate Reinvestment Price
            of Shares Reinvested During
            the Fiscal Year                                            57,787,678

Reduced By

        (1) Aggregate Redemption Price
            of Shares Redeemed During
            the Fiscal Year and,                                     (617,815,022)

        (2) Aggregate Redemption
            Price of Redeemed Shares
            Previously Applied by
            Fund Pursuant to Rule
            24e-2 (a) Filings Made Pursuant
            to Section 24(e)(1) of Investment
            Company Act of 1940                                    $            0
                                                                   --------------

            Net sales applicable for fee                           $  637,769,199
            Computation of fee                                             / 2900
                                                                   --------------
            Fee                                                    $   219,920.41
                                                                   --------------

United States Securities and Exchange Commission
John Hancock Freedom Investment Trust
December 21, 1995
Page Three




Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                     Very truly yours,



                                     /s/ William H. King
                                     ---------------------
                                     William H. King
                                     Associate Treasurer

(LOGO JOHN HANCOCK FUNDS)
________________________________________________________________________________
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603

                                                     John Hancock Advisers, Inc.

                               December 21, 1995




Freedom Investment Trust
101 Huntington Avenue
Boston, MA  02199


Re:      Rule 24f-2 Notice for Freedom Investment Trust
         (File Nos. 2-90305; 811-3999) (0000743861)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 60,691,646 shares of Freedom Investment Trust (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year ended October 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.


                                           Sincerely,

                                           JOHN HANCOCK ADVISERS, INC.



                                           /s/ Avery P. Maher
                                           ----------------------------
                                           Avery P. Maher
                                           Assistant Secretary
                                           Member of Massachusetts Bar



_____________________________________________________________  JOHN HANCOCK(R)
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -     FINANCIAL SERVICES
John Hancock Investor Services Corporation - John Hancock
Advisers International, Ltd. - NM Capital Management, Inc. -
Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.